UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ranger International Management, LP

Address:   273 Market Square
           Lake Forest, IL 60045


Form 13F File Number: 028-15108


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William R. Andersen
Title:  Authorized Signatory
Phone:  (847) 615-1085

Signature,  Place,  and  Date  of  Signing:

/s/ William R. Andersen            Wake Forest, Illinois              5/9/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              87

Form 13F Information Table Value Total:  $      216,333
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
ACM Income Fd                  COM            01881e101      648    79300 SH       SOLE                 79300      0    0
AG Mortgage Investment Trust   COM            001228105      991    38900 SH       SOLE                 38900      0    0
AT&T Corp.(New)                COM            00206r102     9966   271638 SH       SOLE                271638      0    0
American Capital Mortgage Inve COM            02504a104      826    31977 SH       SOLE                 31977      0    0
Annaly Capital Management      COM            035710409    10822   681071 SH       SOLE                681071      0    0
Apollo Residential Mtg         COM            03763v102     1494    67021 SH       SOLE                 67021      0    0
Apollo Sr Floating Rt Fd       COM            037636107      646    31772 SH       SOLE                 31772      0    0
Arlington Asset Investment Cor COM            041356205      622    24116 SH       SOLE                 24116      0    0
Astrazeneca PLC - Spons ADR    COM            046353108     6478   129618 SH       SOLE                129618      0    0
BAE Systems                    COM            05523r107      203     8390 SH       SOLE                  8390      0    0
Blackrock Floating Rate Income COM            09255x100      569    35190 SH       SOLE                 35190      0    0
Blackrock Muniassets Fund Inc  COM            09254j102      631    46500 SH       SOLE                 46500      0    0
Boardwalk Pipeline Ptnrs       COM            096627104     3362   114717 SH       SOLE                114717      0    0
British American Tobacco PLC   COM            110448107     1222    11415 SH       SOLE                 11415      0    0
Brookfield Asset Mgmt Ltd      COM            112585104       25      683 SH       SOLE                   683      0    0
Brookfield Infra Partners      COM            g16252101     4981   130878 SH       SOLE                130878      0    0
CYS Investments Inc            COM            12673a108      881    75050 SH       SOLE                 75050      0    0
Canadian Nat Resources         COM            136385101      169     5266 SH       SOLE                  5266      0    0
Capstead Mtg Corp no Par       COM            14067e506      620    48400 SH       SOLE                 48400      0    0
Caterpillar Inc.               COM            149123101       75      858 SH       SOLE                   858      0    0
Cheniere Energy Partners LP    COM            16411q101     1472    53787 SH       SOLE                 53787      0    0
Chesapeake Granite Wash Trust  COM            165185109      201    14380 SH       SOLE                 14380      0    0
Coca Cola Co.                  COM            191216100      154     3798 SH       SOLE                  3798      0    0
Cohen & Steers Quality Income  COM            19247l106      602    51900 SH       SOLE                 51900      0    0
Covidien PLC                   COM            G2554F113       43      630 SH       SOLE                   630      0    0
Credit Suisse Group            COM            225401108      362    13822 SH       SOLE                 13822      0    0
Diamond Offshore Drilling      COM            25271c102     7287   104761 SH       SOLE                104761      0    0
Ellington Financial Inc        COM            288522303     1203    48622 SH       SOLE                 48622      0    0
Energy Trans Equity LP         COM            29273v100     4017    68697 SH       SOLE                 68697      0    0
Energy Transfer Partners       COM            29273R109     8918   175940 SH       SOLE                175940      0    0
Federated Investors Inc        COM            314211103     7372   311435 SH       SOLE                311435      0    0
First Tr Sr Floating Rate Inco COM            33733u108      497    30700 SH       SOLE                 30700      0    0
Freeport-McMoran Cp & Gld      COM            35671D857       46     1402 SH       SOLE                  1402      0    0
General Electric               COM            369604103       19      802 SH       SOLE                   802      0    0
Golar LNG Partners LP          COM            y2745c102      113     3437 SH       SOLE                  3437      0    0
HSBC Holdings PLC              COM            404280406      368     6902 SH       SOLE                  6902      0    0
Health Care Reit Inc           COM            42217k106     7898   116297 SH       SOLE                116297      0    0
ING Prime Rate Tr Sh Ben Int   COM            44977w106     1100   171000 SH       SOLE                171000      0    0
Imperial Tobacco Group PLC     COM            453142101      428     6119 SH       SOLE                  6119      0    0
Invesco Van Kampen Dynamic Cre COM            46132r104      783    58100 SH       SOLE                 58100      0    0
Invesco Van Kampen Senior Inco COM            46131h107     1096   190986 SH       SOLE                190986      0    0
Johnson & Johnson              COM            478160104       81      999 SH       SOLE                   999      0    0
KKR Financial Hldg Dela        COM            48248a306     7957   718828 SH       SOLE                718828      0    0
Kimberly-Clark                 COM            494368103      301     3067 SH       SOLE                  3067      0    0
Kinder Morgan Energy Partners  COM            494550106    11700   130329 SH       SOLE                130329      0    0
MCG Capital Group              COM            58047P107      101    21100 SH       SOLE                 21100      0    0
McDonald's Corp.               COM            580135101      157     1575 SH       SOLE                  1575      0    0
National Retail Properties Inc COM            637417106     8852   244739 SH       SOLE                244739      0    0
Nestles ADR                    COM            641069406      487     6715 SH       SOLE                  6715      0    0
Northstar Realty Fin Corp      COM            66704r100      248    26182 SH       SOLE                 26182      0    0
Novartis AG - ADR              COM            66987V109     4212    59119 SH       SOLE                 59119      0    0
Novo Nordisk AS                COM            670100205      103      636 SH       SOLE                   636      0    0
Nuveen Float Rate Incm Fund    COM            67072t108      709    53850 SH       SOLE                 53850      0    0
Nuveen Floating Rate Income    COM            67090n109      194    15000 SH       SOLE                 15000      0    0
Nuveen Multi Strategy Income   COM            67073d102     1369   131000 SH       SOLE                131000      0    0
Oracle Corp.                   COM            68389X105       67     2069 SH       SOLE                  2069      0    0
Penn West Petroleum Ltd        COM            707887105     1508   140153 SH       SOLE                140153      0    0
Pennantpark Investment Corp    COM            708062104      682    60357 SH       SOLE                 60357      0    0
PennyMac Mtg Inv Tr            COM            70931t103    12015   464084 SH       SOLE                464084      0    0
Permian Basin Realty Trust     COM            714236106      149    11928 SH       SOLE                 11928      0    0


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Philip Morris Intl Inc         COM            718172109     6458    69654 SH       SOLE                 69654      0    0
Plains All American Pipeline L COM            726503105    10847   192058 SH       SOLE                192058      0    0
Posco ADR                      COM            693483109      135     1837 SH       SOLE                  1837      0    0
Pt Bank Mandiri Persero TBK    COM            69367u105      365    35480 SH       SOLE                 35480      0    0
Realty Income Corp             COM            756109104     6591   145331 SH       SOLE                145331      0    0
Regal Entertainment Group      COM            758766109     8810   528506 SH       SOLE                528506      0    0
Royce Value Trust Inc          COM            780910105      288    19145 SH       SOLE                 19145      0    0
Sandridge Mississippian Tr I   COM            80007t101      118     8800 SH       SOLE                  8800      0    0
Sandridge Mississippian Tr II  COM            80007v106      180    14680 SH       SOLE                 14680      0    0
Sanofi Aventis                 COM            80105n105      329     6433 SH       SOLE                  6433      0    0
Sap Aktiengesell               COM            803054204      235     2922 SH       SOLE                  2922      0    0
Seadrill Ltd                   COM            g7945e105      112     3000 SH       SOLE                  3000      0    0
Solar Capital Ltd              COM            83413u100      118     5014 SH       SOLE                  5014      0    0
Southern Co.                   COM            842587107     4605    98148 SH       SOLE                 98148      0    0
Starwood Property Trust Inc    COM            85571b105     7484   269591 SH       SOLE                269591      0    0
TC Pipelines LP                COM            87233q108     5814   119907 SH       SOLE                119907      0    0
TCP Capital Corp               COM            87238q103      109     6800 SH       SOLE                  6800      0    0
Taiwan Semi ADR                COM            874039100       90     5260 SH       SOLE                  5260      0    0
Teekay LNG Partners LP         COM            y8564m105     6848   165283 SH       SOLE                165283      0    0
Telstra Corp LTD               COM            87969n204      214     9087 SH       SOLE                  9087      0    0
Teva Pharm                     COM            881624209       32      795 SH       SOLE                   795      0    0
Two Harbors Investment Corp    COM            90187b101      841    66700 SH       SOLE                 66700      0    0
Unilever ADR                   COM            904784709      476    11599 SH       SOLE                 11599      0    0
Verizon Communications         COM            92343V104     6770   137745 SH       SOLE                137745      0    0
Vodafone Group PLC             COM            92857w209     8034   282882 SH       SOLE                282882      0    0
Wells Fargo                    COM            949746101      104     2805 SH       SOLE                  2805      0    0
iShares Lehman Bd FD 20 year T COM            464287432      224     1900 SH       SOLE                  1900      0    0


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